Derivatives (Schedule Of Interest Rate Swap Derivative Financial Instruments) (Details) - Cash Flow Hedging [Member] - Interest Rate Swaps [Member] - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	$ 300.0	$ 300.0
Remaining Years	2 years 7 months 6 days	6 months